Cover	Jun. 28, 2022
Cover [Abstract]
Entity Registrant Name	DynaResource, Inc.
Entity Central Index Key	0001111741
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 28, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-1589426
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30371
Entity Address Address Line 1	222 W. Las Colinas Blvd
Entity Address Address Line 2	Suite 1910, North Tower
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
City Area Code	972
Local Phone Number	868-9066